Mortgages Payable (Details 1) (USD $)	Dec. 31, 2013
Line of Credit Facility [Line Items]
2014	$ 511,600
2015	17,194,592
2016	1,675,851
2017	1,710,374
2018	1,745,595
Thereafter	83,731,979
Long-term Debt, Total	106,569,991
Add: Unamortized fair value debt adjustment	4,690,512
Total	$ 111,260,503